Consolidated statements of financial position - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Assets
Property, plant and equipment	$ 13,037,192	$ 4,693,318
Intangible assets	23,826,282	24,095,500
Goodwill	3,978,065	3,993,007
Deferred tax assets	79,702	1,951,154
Other non-current assets	693,548	193,582
Non-current assets	41,614,789	34,926,561
Inventories	6,829,226	4,497,577
Trade receivables	47,041,538	22,990,727
Deposits and prepayments	7,406,197	892,790
Other receivables	411,559	798,772
Amount due from a shareholder		106,179
Amount due from a joint venture		180,825
Amounts due from related companies	9,060
Financial assets at fair value through profit or loss	9,906,000
Cash and cash equivalents	35,288,952	14,489,880
Current assets	106,892,532	43,956,750
Total assets	148,507,321	78,883,311
Liabilities
Deferred tax liabilities	659,498
Preference shares liabilities	486,404,770
Lease liabilities	3,600,232	804,574
Non-current liabilities	490,664,500	804,574
Trade payables	9,979,726	13,436,941
Accrued expenses and other current liabilities	36,280,298	8,929,495
Deferred consideration		1,304,588
Amounts due to shareholders		133,314
Contract liabilities	9,587,245	7,054,586
Lease liabilities	1,666,978	865,283
Convertible securities	0	15,346,113
Tax payable	1,223,487	1,410
Current liabilities	58,737,734	47,071,730
Total liabilities	549,402,234	47,876,304
Equity
Share capital	1,493	53,240,604
Reserves	(400,811,431)	(22,156,191)
Total (equity deficiency)/equity attributable to equity shareholders of the Company	(400,809,938)	31,084,413
Non-controlling interests	(84,975)	(77,406)
Total (equity deficiency)/equity	(400,894,913)	31,007,007
Total equity and liabilities	$ 148,507,321	$ 78,883,311